GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues by geographic areas:
Product sales	$ 12,528	$ 15,303	$ 14,049
Service revenues	16,529	16,027	14,624
Total revenues	29,057	31,330	28,673
Far East [Member]
Revenues by geographic areas:
Product sales	2,362	1,534	1,060
Service revenues	3,220	3,482	3,109
Europe [Member]
Revenues by geographic areas:
Product sales	4,934	9,146	10,370
Service revenues	11,632	10,790	10,111
North and South America [Member]
Revenues by geographic areas:
Product sales	4,407	2,442	1,635
Service revenues	1,131	1,595	1,247
Africa and Middle East [Member]
Revenues by geographic areas:
Product sales	825	2,181	984
Service revenues	$ 546	$ 160	$ 157